Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of product net sales by country of sales

	Year Ended
	December 31,
(in thousands of $)	2023	2022
United States	$1,046,592	$377,659
Japan	56,432	15,764
EMEA	72,852	7,297
China	14,907	—
Total product net sales	$1,190,783	$400,720

Schedule of collaboration revenue generated by external customers

	Year ended
	December 31,
(in thousands of $)	2023	2022	2021
Denmark	$—	$5,365	$1,389
United States	30,000	—	317,396
China	5,533	4,238	178,370
Other	—	424	123
Total collaboration revenue	$35,533	$10,026	$497,277

Schedule of external customers geographically location

	Non-current assets
	At December 31,
(in thousands of $)	2023	2022	2021
Netherlands	$—	$—	$—
Belgium	138,252	186,923	182,118
United States	6,219	2,275	3,091
Japan	2,971	1,938	2,319
Germany	461	—	—
Total	$147,903	$191,136	$187,528